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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2002

Check here if Amendment [  ];           Amendment Number: ___

    This Amendment (Check only one):
         [ ] is a restatement.     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      Bedford Oak Partners, L.P.
Address:   100 South Bedford Road, Mt. Kisco, New York 10549

Form 13F File Number: 28-05207

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  Dennis H. Javer
Title: Chief Financial Officer
Phone: (914) 242-5725

Signature, Place, and Date of Signing:

/s/ Dennis H. Javer                 Mt. Kisco, New York          May 15, 2002
-----------------------------       -------------------         ----------------
[Signature]                         [City, State]               [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              Form 13F SUMMARY PAGE

                                 Report Summary:

Number of Other Included Managers:  2

Form 13F Information Table Entry Total: 61

Form 13F Information Table Value Total: $84,898 (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries].

No.  1
Form 13F File Number 28-05209
Name   Bedford Oak Advisors, LLC

No.  2
Form 13F File Number 28-05211
Name:  Harvey P. Eisen



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                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AON Corp.                      COM              037389103      549    15700 SH       SOLE                    15700
Acceptance Insurance           COM              004308102     7855  1378000 SH       SOLE                  1378000
Alaska Communications          COM              01167P101      296    39500 SH       SOLE                    39500
American Classic Voyage        COM              024928103       13  1330000 SH       SOLE                  1330000
American Pacific Corp.         COM              028740108     1516   153000 SH       SOLE                   153000
Arrow International            COM              042764100     1694    35900 SH       SOLE                    35900
Ascential Software Corp        COM              04362P108      192    50000 SH       SOLE                    50000
Avatex                         COM              05349F402       41  1160000 SH       SOLE                  1160000
Ballantyne of Omaha            COM              058516105      417   528000 SH       SOLE                   528000
Berkshire Hathaway Class B     COM              084670207      948      400 SH       SOLE                      400
Cache                          COM              127150308     1352   194500 SH       SOLE                   194500
Capital Trust                  COM              14052H100     4375   875000 SH       SOLE                   875000
Championship Auto Racing       COM              158711101     1153    81700 SH       SOLE                    81700
Chart House Enterprise         COM              160902300      255    70817 SH       SOLE                    70817
Clarent Hospital Corporation   COM              180463101     1620   200000 SH       SOLE                   200000
Coastcast                      COM              19057T108     3067   681500 SH       SOLE                   681500
Computer Motion (RESTRICTED)   COM              205253107      390   100000 SH       SOLE                   100000
Copart Inc.                    COM              217204106      897    50000 SH       SOLE                    50000
Coram Health                   COM              218103109     1907  3531000 SH       SOLE                  3531000
Cotton States Life             COM              221774102     1123   114700 SH       SOLE                   114700
Cybersource                    COM              23251J106      430   200000 SH       SOLE                   200000
Danielson Holding 350,000 by P COM              236274106     5322   777000 SH       SOLE                   777000
Davel                          COM              238341101        3    97200 SH       SOLE                    97200
ECollege.com                   COM              27887E100      177    55000 SH       SOLE                    55000
Epresence Inc.                 COM              294348107     1060   250000 SH       SOLE                   250000
Ezenia!                        COM              302311105       93   300000 SH       SOLE                   300000
GP Strategies                  COM              36225V104     2050   525700 SH       SOLE                   525700
Genus Inc.                     COM              372461103     1378   324300 SH       SOLE                   324300
Giant Group                    COM              374503100      129   137700 SH       SOLE                   137700
Gillette Company               COM              375766102      680    20000 SH       SOLE                    20000
Glacier Water Service          COM              376395109      600    50000 SH       SOLE                    50000
Hexcel                         COM              428291108     1668   417000 SH       SOLE                   417000
ICN Pharmaceuticals            COM              448924100      635    20000 SH       SOLE                    20000
IVAX                           COM              465823102     2247   140000 SH       SOLE                   140000
Intelidata                     COM              45814T107      589   390000 SH       SOLE                   390000
J Net Enterprises              COM              466392107     1065   484300 SH       SOLE                   484300
Lincoln National               COM              534187109     2029    40000 SH       SOLE                    40000
Little Switzerland             COM              537528101      266   138500 SH       SOLE                   138500
Millenium Cell                 COM              60038B105     1207   304000 SH       SOLE                   304000
Newhall Land & Farming Co.     COM              651426108     1252    40000 SH       SOLE                    40000
Phoenix Technologies           COM              719153108     1297    95000 SH       SOLE                    95000
Plains Resources               COM              726540503      386    15500 SH       SOLE                    15500
Quentra Networks               COM              748337102        0   125000 SH       SOLE                   125000
Right Start                    COM              766574206     2907   400900 SH       SOLE                   400900
Rite-Aid                       COM              767754104      346   100000 SH       SOLE                   100000
Safeway                        COM              786514208      675    15000 SH       SOLE                    15000
Sagent Technology              COM              786693101      350   350000 SH       SOLE                   350000
Shaw Communications            COM              82028K200      809    45000 SH       SOLE                    45000
Stifel Financial               COM              860630102      682    53500 SH       SOLE                    53500
Strouds Inc.                   COM              863451100        0   138500 SH       SOLE                   138500
TRW Inc.                       COM              872649108     2573    50000 SH       SOLE                    50000
Therasense                     COM              883381105     4447   235294 SH       SOLE                   235294
Travelers Property             COM              89420G109      200    10000 SH       SOLE                    10000
Value Vision                   COM              92047K107     7677   370000 SH       SOLE                   370000
WMS Industries                 COM              929297109     1408    74100 SH       SOLE                    74100
Whitman Educational Group      COM              966524100     7952  1343300 SH       SOLE                  1343300
ZI Corp                        COM              988918108      332    60000 SH       SOLE                    60000
Arabian Oil                    COM              6047108        104    20000 SH       SOLE                    20000
Furukawa Electric              COM              6357562         48    10000 SH       SOLE                    10000
Kawasaki Safety Svc            COM              6502384         57    18000 SH       SOLE                    18000
Takuma Co.                     COM              6870768        105    15000 SH       SOLE                    15000
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